February 2, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:                              Ariel Investment Trust (the “Registrant”)

File Nos. 33-7699 and 811-4786

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information, each dated February 1, 2009, do not differ from those contained in Post-Effective Amendment No. 38, filed electronically on January 28, 2009, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-3966 if you have any questions regarding this filing.

Very truly yours,

/s/ Nancy L. Conlin
Nancy L. Conlin
Vice President
State Street Bank and Trust Company
Fund Administrator to Registrant